Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000224810 | Linde
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224810 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224810 | Popular
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224810 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224810 | TE Connectivity
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224810 | Hubbell
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224810 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224810 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224810 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224810 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000224810 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000224810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000224810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224810 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224810 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224810 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224811 | Linde
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224811 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224811 | Popular
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224811 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224811 | TE Connectivity
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224811 | Hubbell
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224811 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224811 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224811 | Waste Connections
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224811 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000224811 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000224811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000224811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000224811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224811 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224811 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224811 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)